Virtus Emerging Markets Opportunities Fund,

a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Summary Prospectus and

Statutory Prospectus dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Emerging Markets Opportunities Fund (the “Fund”) will be effective July 25, 2022.

◾	Virtus Investment Advisers, Inc. (“VIA”), the investment adviser of the Fund, will manage the Fund directly.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and accordingly, all references to AllianzGI U.S. as subadviser to the Fund will be removed from the Fund’s prospectuses.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Fund will continue to manage the Fund with the same investment strategies and risks as currently disclosed, as employees of VIA.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

The disclosure in footnote 3 under the table in “Fees and Expenses” will be replaced with the following:

(3)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.29% for Class A shares, 2.04% for Class C shares, 0.94% for Institutional Class shares, 1.04% for Class P shares and 0.89% for Class R6 shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

Portfolio Management

>	Kunal Ghosh, Senior Portfolio Manager, Senior Managing Director and Chief Investment Officer, Virtus Systematic, of VIA, has managed the fund since 2007.

>	Lu Yu, CFA, CIPM, Lead Portfolio Manager and Managing Director, Virtus Systematic, of VIA, has managed the fund since 2010.

Under “The Adviser” on page 127 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be removed.

Under “The Subadvisers” beginning on page 128 of the statutory prospectus, the first and second paragraphs will be deleted.

The row referencing the Fund in the table listing subadvisory fee rates on page 129 of the statutory prospectus will be removed.

In the Portfolio Management Section beginning on page 129 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and a new section will be added for VIA as follows:

VIA

Virtus Emerging Markets Opportunities Fund	Kunal Ghosh (since 2007) Lu Yu, CFA, CIPM (since 2010)

Kunal Ghosh. Mr. Ghosh is a Senior Portfolio Manager, Senior Managing Director and Chief Investment Officer, Virtus Systematic, with Virtus Investment Advisers, Inc., which he joined in 2022. He has 17 years of investment-industry experience. Previously, he was a managing director and head of the Systematic team with Allianz Global Investors. Mr. Ghosh was previously a research associate and portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. He has a B.Tech. from the Indian Institute of Technology, an M.S. in material engineering from the University of British Columbia and an M.B.A. from Cornell University.

Lu Yu, CFA, CIPM. Ms. Yu, CFA, CIPM, is a Senior Portfolio Manager and Managing Director, Virtus Systematic, with Virtus Investment Advisers, Inc. which she joined in July 2022. She has 18 years of investment-industry experience. Previously, Ms. Yu was a managing director and had portfolio-management and research responsibilities for the Systematic team with Allianz Global Investors. She was previously a risk analyst for Provident Advisors LLC. Ms. Yu has a B.S. from Nanjing University, China, and an M.S. from the University of Southern California and the National University of Singapore. She holds CFA and CIPM designations.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated October 28, 2021, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 Emerging Opportunities Sub Changes (7/2022)

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Virtus Emerging Markets Opportunities Fund,

a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)
for Virtus Investment Trust dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Emerging Markets Opportunities Fund (the “Fund”) will be effective July 25, 2022.

◾	Virtus Investment Advisers, Inc. (“VIA”), the investment adviser of the Fund, will manage the Fund directly.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and accordingly, all references to AllianzGI U.S. as subadviser to the Fund will be removed from the Fund’s SAI.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Fund will continue to manage the Fund with the same investment strategies and risks as currently disclosed, as employees of VIA.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed.

Also in the “Glossary” the entry for the “Emerging Markets Opportunities Fund” will be replaced as follows:

Emerging Markets Opportunities Fund	Virtus Emerging Markets Opportunities Fund

In the Non-Public Portfolio Holdings Information table on page 14, the second entry will be removed.

Under “Proxy Voting Policies” beginning on page 98, the section entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

Emerging Markets Opportunities Fund and Small-Cap Fund

VIA has adopted proxy voting policies, procedures and guidelines (“Guidelines”) in an effort to ensure proxies are voted in the best interests of its clients and the value of the investment, and to address any real or perceived conflicts of interest in proxy voting. Proxies of the Funds will be voted subject to the Funds’ Policy and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the Funds. Any VIA representative identifying a conflict of interest in voting a proxy is required to immediately report the conflict of interest to VIA’s CCO who will determine a course of action. VIA’s Guidelines allow VIA to utilize a qualified, non-affiliated third-party vendor to review proxies and make voting recommendations on behalf of VIA’s clients consistent with the Guidelines. VIA may choose not to vote proxies in certain situations or for certain accounts, such as but not limited to the following:

●	When VIA deems the cost of voting would exceed any anticipated benefit to the respective client(s);
●	When a proxy is received for a security VIA no longer manages (i.e., VIA has previously sold the entire position); and/or
●	When the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security.

A complete copy of VIA’s Proxy Voting Guidelines is available by sending a written request to Virtus Investment Advisers, Inc., Attn: Chief Compliance Officer, One Financial Plaza, Hartford, CT 06103. Email requests may be sent to: david.fusco@virtus.com.

Under “Subadvisers and Subadvisory Agreements” beginning on page 105, the first paragraph will be replaced with the following:

The Adviser has entered into subadvisory agreements with respect to the Dividend Value Fund, Focused Growth Fund, Global Small-Cap Fund, Health Sciences Fund, Income & Growth Fund, International Value Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Value Fund and Technology Fund. Each subadvisory agreement provides that the Adviser will delegate to the respective subadviser the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the funds for which that subadviser provides subadvisory services. Each subadviser furnishes at its own expense the office facilities and personnel necessary to perform such services. The Adviser remains responsible for the supervision and oversight of each subadviser’s performance. Each subadvisory agreement will continue in effect from year to year if specifically approved by the Trustees, including a majority of the Independent Trustees. The subadvisory fees are paid by the Adviser out of its advisory fees from the funds. The Adviser has not delegated to subadvisers the investment management services with respect to the Emerging Markets Opportunities Fund and Small-Cap Fund.

The section entitled “AllianzGI U.S.” beginning on page 105 will be removed.

After the table, the header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

In the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the paragraph titled “Compensation Structure for AllianzGI U.S.” will be removed and replaced by the following:

Compensation Structure for VIA

Virtus believes that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“Virtus RSUs”) with multi-year vesting, subject to Virtus board of directors’ approval. Following is a more detailed description of Virtus’ compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Base salary is determined using compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Annual incentive payments are based on targeted compensation levels, adjusted based on profitability, investment performance factors and a subjective assessment of contribution to the team effort. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. (Current benchmarks and/or peer groups are indicated in the table below.) Performance of the Funds managed is generally measured over one-, three- and five-year periods and an individual manager’s participation is based on the performance of each Fund/account managed.

Fund	Benchmark(s) and/or Peer Group
Emerging Opportunities Fund	MSCI Emerging Markets Index

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance.

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Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated October 28, 2021, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B Emerging Opportunities Sub Changes (7/2022)

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Virtus Focused Growth Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Focused Growth Fund (the “Fund”) will be effective July 25, 2022.

◾	Silvant Capital Management LLC, (“Silvant”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	Michael A. Sansoterra, Sandeep Bhatia, PhD, CFA and Brandi Allen will be added as portfolio managers to the Fund.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S., as subadviser of the Fund, and to Raphael L. Edelman and Kimberlee Millar, CFA, as portfolio managers of the Fund, will be removed from the Fund’s prospectuses.

◾	The Fund will be renamed the Virtus Silvant Focused Growth Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

The disclosure in footnote 3 under the table in “Fees and Expenses” will be replaced with the following:

(3)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 0.67% for Institutional Class shares, 0.62% for Class R6 shares and 0.92% for Administrative Class shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in emerging market securities). At times, depending on market conditions, the fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The portfolio managers normally select 25 to 45 stocks for the fund’s portfolio.

The portfolio managers attempt to include securities in the fund’s portfolio that exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation.

The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus, will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Silvant Capital Management LLC (“Silvant”).

Portfolio Management

>	Michael A. Sansoterra, Chief Investment Officer and Senior Portfolio Manager of Silvant. Mr. Sansoterra has served as a portfolio manager of the fund since July 2022.

>	Sandeep Bhatia, PhD, CFA, Managing Director and Senior Portfolio Manager of Silvant. Mr. Bhatia has served as a portfolio manager of the fund since July 2022.

>	Brandi Allen, Managing Director and Senior Portfolio Manager of Silvant. Ms. Allen has served as a portfolio manager of the fund since July 2022.

In the section “More Information about Risks Related to Principal Investment strategies” the disclosure under “Principal Investment Strategies” starting on page 89 of the statutory prospectus relating to the fund will be replaced with the following:

The fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in emerging market securities). At times, depending on market conditions, the fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The specific business sectors and industries in which the fund invests a significant percentage of its assets are expected to change over time. The portfolio managers normally select 25 to 45 stocks for the fund’s portfolio. The portfolio managers attempt to include securities in the fund’s portfolio that exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation.

In analyzing specific companies for possible investments, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the fund’s investment objective and as necessary for redemption purposes.

The fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Opportunistically, depending on market conditions, the portfolio managers may seek to establish or augment fund exposure to equity securities in part through the use of derivatives, in particular through combinations of listed options. For example, the portfolio managers may write (sell) out-of-the-money put options on a particular issuer and use a portion of the premiums received to purchase call options on the same issuer at a higher strike price, thus expressing a positive outlook on the stock without having to commit the full current stock price needed to purchase it outright. In response to adverse market, economic, political or other conditions, the fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The fund may be less likely to achieve its investment objective when it does so.

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Under “The Adviser” on page 127 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be replaced with the following:

Virtus Silvant Focused Growth Fund	Silvant

Under “The Subadvisers” beginning on page 128 of the statutory prospectus, the first and second paragraphs will be deleted. Additionally, the following disclosure will be added for Silvant:

Silvant, an affiliate of VIA, is located at 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. Silvant is an investment adviser registered with the SEC. The firm was established in 2008 after 24 years functioning as the growth style investment management team of the firm now known as Virtus Fund Advisers, LLC. As of June 30, 2022, Silvant had approximately $669 million in assets under management. Silvant focuses on managing growth equity products for a diverse range of institutional clients.

In the “Portfolio Management” Section beginning on page 129 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and a new section will be added for Silvant as follows:

Silvant

Virtus Silvant Focused Growth Fund	Michael A. Sansoterra (since July 2022) Sandeep Bhatia (since July 2022) Brandi Allen (since July 2022)

Michael A. Sansoterra. Mr. Sansoterra currently serves as Chief Investment Officer of Silvant. Prior to joining the Silvant team, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from 2003 to 2007. He has worked in investment management since 1996.

Sandeep Bhatia, PhD, CFA. Mr. Bhatia currently serves as Managing Director of Silvant. He has been associated with Silvant or an affiliate since 2007. Prior to joining the Silvant team, Mr. Bhatia served as a Senior Research Analyst for Eagle Asset Management, focusing on the healthcare sector from 2005 to 2007. He has worked in investment management since 2000.

Brandi Allen. Ms. Allen currently serves as Managing Director of Silvant. Prior to joining in the Silvant team in 2006, Ms. Allen served as co-portfolio manager for the Oak Associates Live Oak Health Sciences Fund and the River Oak Discovery Fund as well as a Research Analyst from 1997 to 2006. She has worked in investment management since 1997.

All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the prospectuses dated October 28, 2021, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 FG Sub Changes (7/2022)

3

Virtus Focused Growth Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)

dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Focused Growth Fund (the “Fund”) will be effective July 25, 2022.

◾	Silvant Capital Management LLC, (“Silvant”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	Michael A. Sansoterra, Sandeep Bhatia, PhD, CFA and Brandi Allen will be added as portfolio managers to the Fund.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S., as subadviser of the Fund, and to Raphael L. Edelman and Kimberlee Millar, CFA, as portfolio managers of the Fund, will be removed from the Fund’s SAI.

◾	The Fund will be renamed the Virtus Silvant Focused Growth Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed. In addition, the following entry will be added:

Silvant	Silvant Capital Management LLC, subadviser to the Focused Growth Fund
Silvant Funds	Collectively, Focused Growth Fund and Mid-Cap Growth Fund

Also in the “Glossary” the entry for “Focused Growth Fund” will be replaced as follows:

Focused Growth Fund	Virtus Silvant Focused Growth Fund

In the Non-Public Portfolio Holdings Information table on page 14 the following entry will be added:

Subadviser (Focused Growth Fund and Mid-Cap Growth Fund)	Silvant	Daily, with no delay

Under “Proxy Voting Policies” beginning on page 98, the paragraph entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

Silvant Funds

Silvant has a Proxy Committee (“Proxy Committee”) that is responsible for establishing policies and procedures designed to enable Silvant to ethically and effectively discharge its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Proxy Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all client accounts, funds and product lines.

Silvant votes all shares per the Silvant Proxy Guidelines unless the client chooses custom guidelines. In the case that a ballot item is not covered under the policy or is coded as case-by-case in Silvant’s guidelines, a research analyst or portfolio manager will review the available information and will utilize such information, along with his knowledge of the company, to make a vote recommendation to the Proxy Committee. The Proxy Committee members consider the information and recommendation, and will then vote on that ballot item. As reflected in the Silvant Proxy Policy, the Proxy Committee will affirmatively vote proxies for proposals that it deems to be in the best economic interest of its clients, as a whole, as shareholders and beneficiaries of those actions.

Due to Silvant’s diverse client base, product lines, and affiliations, Silvant’s Proxy Committee may determine a potential conflict exists in connection with a proxy vote based on applicable SEC guidelines. For these situations, the Committee will determine how to address the conflict and that may include voting strictly in accordance with policy and/or allowing the third party service provider to vote in accordance with its guidelines. Additional conflicts of interests will be evaluated by the Committee on an individual basis. Although Silvant does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

Silvant utilizes the services of Institutional Shareholder Services, Inc. as its agent in the provision of certain administrative, clerical, functional recordkeeping, and support services related to Silvant’s proxy voting processes/ procedures, which include, but are not limited to:

1. The collection of proxy material from its clients’ custodians;

2. The facilitation of proxy voting, reconciliation, and disclosure, in accordance with Silvant’s Proxy Policy and the Proxy Committee’s direction; and

3. The facilitation of proxy voting, reconciliation, and disclosure, in accordance with Silvant’s Proxy Policy and the Proxy Committee’s direction; and

Shareholders may view Silvant’s complete Proxy Policy at https://www.silvantcapital.com/legal-information/legal-compliance or may obtain a copy of the complete Proxy Guidelines by contacting Silvant’s Proxy Voting Committee Administrator at (860) 263-4731 or proxyoperations@virtus.com.

Under “Subadvisers and Subadvisory Agreements” beginning on page 105, the section entitled “AllianzGI U.S.” will be removed. In addition, the following disclosure will be added:

Silvant

Silvant, an affiliate of VIA, is located at 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. Silvant is an investment adviser registered with the SEC. The firm was established in 2008 after 24 years functioning as the growth style investment management team of the firm that is now known as Virtus Fund Advisers, LLC. As of June 30, 2022, Silvant had approximately $669 million in assets under management. Silvant focuses on managing growth equity products for a diverse range of institutional clients.

For its services as subadviser, VIA pays Silvant a fee at the rate of 50% of the net advisory fee paid by the Focused Growth Fund.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” the rows for the Funds are replaced in their entirety with the following:

Focused Growth Fund	Michael A. Sansoterra Sandeep Bhatia Brandi Allen

After the table, the header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

The disclosure in the “Other Accounts (No Performance Based Fees)” table beginning on page 127 of the SAI will be amended by removing the rows for Mr. Edelman and Ms. Millar. In addition, rows showing the

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information for Mr. Sansoterra, Mr. Bhatia and Ms. Allen will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Michael Sansoterra*	2	113.4	0	N/A	10	400.6
Sandeep Bhatia*	2	113.4	0	N/A	3	157.3
Brandi Allen*	0	N/A	0	N/A	0	N/A

*As of June 30, 2022.

The disclosure in the “Other Accounts Managed (with Performance-Based Fees)” on page 128 of the SAI will be amended by removing the rows for Mr. Edelman and Ms. Millar. In addition, a row showing the information for Mr. Sansoterra will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Michael Sansoterra**	0	N/A	0	N/A	1	3.5

**As of June 30, 2022.

Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the section entitled “Compensation Structure for AllianzGI U.S.” will be removed. Additionally, the following disclosure will be added:

Compensation Structure for Silvant

Portfolio manager compensation generally consists of base salary, bonus, and various employee benefits and may also include long-term stock awards, deferred cash, retention bonuses, and/or incentive guarantees. These components are tailored in an effort to retain high quality investment professionals and to align compensation with performance.

A portfolio manager’s base salary is determined by the individual’s experience, responsibilities within the firm, performance in the role, and market rate for the position.

Each portfolio manager’s bonus incorporates an evaluation of the Fund’s investment performance as well as other factors, including subjective factors. Investment performance may be evaluated directly against a peer group and/or benchmark, or indirectly by measuring overall business unit financial performance over a period of time. Where applicable, investment performance is determined by comparing a Fund’s pre-tax total return to the returns of the Fund’s peer group and/or benchmark over multi-year periods. Where portfolio managers are responsible for multiple Funds or other managed accounts, each product is weighted based on its size and relative strategic importance to the Subadviser. Other factors that may be considered in the calculation or payout of incentive bonuses include: adherence to compliance policies, risk management practices, sales/marketing, leadership, communications, corporate citizenship, and overall contribution to the firm. Bonuses are typically paid annually.

Retention bonuses and/or incentive guarantees for a fixed period may also be used when the Subadviser deems it necessary to recruit or retain the employee.

All full-time employees of the Subadviser, including the Fund’s portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI will be amended by removing the references to Mr. Edelman and Ms. Millar. In addition, rows

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showing the information for Mr. Sansoterra, Mr. Bhatia and Ms. Allen will be added to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
Michael Sansoterra[1]	Focused Growth Fund	None	None
Sandeep Bhatia[1]	Focused Growth Fund	None	None
Brandi Allen[1]	Focused Growth Fund	None	None

1 As of June 30, 2022. Mr. Sansoterra, Mr. Bhatia and Ms. Allen became Portfolio Managers of the Focused Growth Fund effective July 25, 2022.

All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the SAI dated October 28, 2021, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B FG Sub Changes (7/2022)

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Virtus Health Sciences Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Investment Trust dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Health Sciences Fund (the “Fund”) will be effective July 25, 2022.

◾	Kayne Anderson Rudnick Investment Management, LLC (“KAR”) will manage the Fund as subadviser.

◾	Chris Armbruster, CFA and Jon Christensen, CFA will be added as portfolio managers of the Fund.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S., as subadviser of the Fund, and to Peter Pirsch, CFA and Christopher Chin, as portfolio managers of the Fund, will be removed from the Fund’s prospectuses.

◾	The Fund will be renamed the Virtus KAR Health Sciences Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

The disclosure in footnote 3 under the table in “Fees and Expenses” will be replaced with the following:

(3)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.12% for Institutional Class shares, through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund pursues long-term capital appreciation in health sciences-related companies. The fund invests in a select group of health science-related companies believed by the fund’s subadviser to possess sustainable competitive advantages at prices the subadviser deems attractive.

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in health sciences-related companies. The fund considers health sciences-related companies to include companies that design, manufacture or sell products or services used for or in connection with healthcare, medicine or life sciences. The fund will invest primarily in common stocks and other equity securities. Although the fund may invest in companies of any market capitalization, the fund does not currently intend to invest more than 15% of its assets in companies with market capitalizations below $1 billion. The fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The fund may invest up to 15% of its assets in emerging market securities (but no more than 10% in any one emerging market country). The fund may invest in securities issued in initial public offerings (IPOs). Generally, the fund invests in approximately 25 to 40 securities at any given time.

The disclosure under the “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus will be restated as follows:

>	Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

>	Issuer Risk. The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

>	Equity Securities Risk. The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

>	Focused Investment Risk (Health Sciences-Related Risk). To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Risks affecting companies in the health sciences sector include new government regulations or changes to existing regulations, changes in government subsidy and reimbursement levels and product or service approvals, rapid obsolescence of products or services, dramatic fluctuations of economic prospects and healthcare-related liability issues.

>	Small and Medium Market Capitalization Companies Risk. The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>	Currency Rate Risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>	Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

>	Emerging Markets Risk. Foreign investing risk may be particularly high to the extent that the fund invests in emerging market securities. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Foreign Investing Risk. Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

>	IPO Risk. Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

>	Liquidity Risk. Certain securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks. To the extent the fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.
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>	Portfolio Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

>	Preferred Stocks Risk. Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus, will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”).

Portfolio Management

>	Chris Armbruster, CFA, portfolio manager and senior research analyst at KAR. Mr. Armbruster has served as a portfolio manager of the fund since 2022.

>	Jon Christensen, CFA, portfolio manager and senior research analyst at KAR. Mr. Christensen has served as a portfolio manager of the fund since 2022.

In the section “More Information about Risks Related to Principal Investment strategies” the disclosure under “Principal Investment Strategies” starting on page 92 of the statutory prospectus relating to the fund will be replaced with the following:

The fund pursues long-term capital appreciation in health sciences-related companies. The fund invests in a select group of health science-related companies believed by the fund’s subadviser to possess sustainable competitive advantages at prices the subadviser deems attractive.

The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in health sciences-related companies. The fund considers health sciences-related companies to include companies that design, manufacture or sell products or services used for or in connection with healthcare, medicine or life sciences, in each case as determined by the fund’s portfolio managers. The fund will concentrate more than 25% of its assets in the healthcare industry. These companies include, but are not limited to, pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies provide healthcare services. The fund will invest primarily in common stocks and other equity securities, such as preferred stocks, depositary receipts and warrants. Although the fund may invest in companies of any market capitalization, the fund does not currently intend to invest more than 15% of its assets in companies with market capitalizations below $1 billion. The fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The fund may invest up to 15% of its assets in emerging market securities (but no more than 10% in any one emerging market country). The fund may also invest a portion of its assets in securities issued in initial public offerings (IPOs). Generally, the fund invests in approximately 25 to 40 securities at any given time.

The fund typically seeks to invest across a range of different types of health sciences-related companies, although the sizes of allocations to individual issuers can vary significantly. The fund’s portfolio managers believe that inefficiencies in the health care space create opportunities for an actively managed investment process. The team relies on its experience recognizing dynamic changes in health care trends, industries and companies to identify what it believes are the best opportunities from a top-down and bottom-up investment identification. The portfolio managers sell securities they deem appropriate in accordance with sound investment practices and the fund’s investment objectives and as necessary for redemption purposes.

In response to adverse market, economic, political or other conditions, the fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The fund may be less likely to achieve its investment objective when it does so.

In the section “More Information About Risks Related to Principal Investment Strategies” the table beginning on page 109 of the statutory prospectus will be amended by changing the entries for the fund to

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reflect an “X” in the row for each of Currency Rate, Depositary Receipts, Emerging Market, Equity Securities, Focused Investments, Foreign Investing, IPO, Issuer, Liquidity, Market Volatility, Portfolio Turnover, Preferred Stocks and Small and Medium Market Capitalization, thereby indicating that those are the listed risks applicable to the Fund.

Under “The Adviser” on page 127 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be replaced with the following:

Virtus KAR Health Sciences Fund	KAR

Under “The Subadvisers” beginning on page 128 of the statutory prospectus, the first and second paragraphs will be deleted. Additionally, the following disclosure will be added for KAR:

KAR, an affiliate of VIA, is located at 2000 Avenue of the Stars, Suite 1110, Los Angeles, CA 90067. KAR acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of June 30, 2022, KAR managed approximately $47.9 billion, of which $34.1 billion was regulatory assets under management and $13.8 billion was model/emulation assets under contract. Model/emulation assets refer to assets that KAR is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

In the “Portfolio Management” Section beginning on page 129 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and a new section will be added for KAR as follows:

KAR

Virtus KAR Health Sciences Fund	Chris Armbruster (since July 2022) Jon Christensen (since July 2022)

Chris Armbruster, CFA. Mr. Armbruster is a Portfolio Manager and Research Analyst at KAR with primary research responsibilities for the large-capitalization consumer discretionary, health care, and information technology sectors. Before joining Kayne Anderson Rudnick in 2013, Mr. Armbruster worked at B. Riley & Co. as an Associate Analyst covering special situations, and at Al Frank Asset Management as a Vice President in equity research. He has approximately 16 years of investment industry experience.

Jon Christensen, CFA. Mr. Christensen is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the small and mid-capitalization health-care sector. Before joining KAR in 2001, he was a Portfolio Manager and Senior Research Analyst for Doheny Asset Management. Mr. Christensen has approximately 26 years of equity research experience.

All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the prospectuses dated October 28, 2021, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 HS Sub Changes (7/2022)

4

Virtus Health Sciences Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)

for Virtus Investment Trust dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Health Sciences Fund (the “Fund”) will be effective July 25, 2022.

◾	Kayne Anderson Rudnick Investment Management, LLC (“KAR”) will manage the Fund as subadviser.

◾	Chris Armbruster, CFA and Jon Christensen, CFA will be added as portfolio managers of the Fund.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S., as subadviser of the Fund, and to Peter Pirsch, CFA and Christopher Chin, as portfolio managers of the Fund, will be removed from the Fund’s SAI.

◾	The Fund will be renamed the Virtus KAR Health Sciences Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed. In addition, the following entry will be added:

KAR	Kayne Anderson Rudnick Investment Management, LLC, subadviser to the Health Sciences Fund

Also in the “Glossary” the entry for “Health Sciences Fund” will be replaced as follows:

Health Sciences Fund	Virtus KAR Health Sciences Fund

In the Non-Public Portfolio Holdings Information table on page 14 the following entry will be added:

Subadviser (Health Sciences Fund)	KAR	Daily, with no delay

Under “Proxy Voting Policies” beginning on page 98, the paragraph entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

Health Sciences Fund

KAR has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of its clients including the Funds, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The principles for voting proxies are as follows:

1.	The firm votes all proxies to, in its opinion, maximize shareholder value, which is defined as long-term value through dividend and price appreciation. In addition, the firm’s investment philosophy is to purchase “Quality” companies for the portfolios of its clients. One of the four main criteria for “Quality” is excellence in management. Hence, the firm tends to vote non-shareholder-value issues in alignment with management’s recommendations, if there is no conflict with shareholder value. For example, “Poison Pills” and other anti-takeover measures are not supported, even if recommended by management.

2.	To assist in analyzing proxies, KAR subscribes to Institutional Shareholder Services (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. KAR fully reviews and approves the ISS Proxy Voting Guidelines and follows their recommendations on most issues brought to a shareholder vote. In special circumstances, where a KAR research analyst or portfolio manager believes that any ISS recommendation would be to the detriment of its investment clients, KAR will override an ISS recommendation. Two members of KAR’s Risk and Compliance Committee can approve an override. Additionally, KAR utilizes ISS to vote proxies on its behalf, per the guidelines discussed above.

3.	Absent any special circumstance, ISS Proxy Voting Guidelines are followed when voting proxies.

4.	KAR can occasionally be subject to conflicts of interest in the voting of proxies because of business or personal relationships it maintains with persons having an interest in the outcome of specific votes. KAR and its employees can also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. If, at any time, the responsible voting parties become aware of any type of potential conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to KAR’s Chief Compliance Officer. Conflicts of interest are handled in various ways depending on the type and materiality.

KAR’s Proxy Voting Policy and the ISS Proxy Voting Guidelines are posted on the public section of KAR’s website, www.kayne.com.

Under “Subadvisers and Subadvisory Agreements” beginning on page 105, the section entitled “AllianzGI U.S.” will be removed. In addition, the following disclosure will be added:

KAR

KAR is located at 2000 Avenue of the Stars, Suite 1110, Los Angeles, California 90067 and is a wholly-owned indirect subsidiary of Virtus and an affiliate of the Adviser. KAR acts as subadviser for mutual funds and as investment adviser to institutions and individuals. As of June 30, 2022, KAR managed approximately $47.9 billion, of which $34.1 billion was regulatory assets under management and $13.8 billion was model/emulation assets under contract. Model/emulation assets refer to assets that KAR is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

For its services as subadviser, VIA pays KAR a fee at the rate of 50% of the net advisory fee paid by the Health Sciences Fund.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” the rows for the Funds are replaced in their entirety with the following:

Health Sciences Fund	Chris Armbruster Jon Christensen

After the table, the header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

The disclosure in the “Other Accounts (No Performance Based Fees)” table beginning on page 127 of the SAI will be amended by removing the rows for Mr. Pirsch and Mr. Chin. In addition, rows showing the information for Mr. Armbruster and Mr. Christensen will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Chris Armbruster*	6	2,812	None	None	875	635
Jon Christensen*	8	9,990	7	697	2,886	21,429

*As of June 30, 2022.

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The disclosure in the “Other Accounts Managed (with Performance-Based Fees)” on page 128 of the SAI will be amended by removing the rows for Mr. Pirsch and Mr. Chin. In addition, rows showing the information Mr. Christensen will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Jon Christensen **	None	None	None	None	1	229

**As of June 30, 2022.

Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the section entitled “Compensation Structure for AllianzGI U.S.” will be removed. Additionally, the following disclosure will be added:

Compensation Structure for KAR

Virtus and certain of its affiliated investment management firms, including  KAR (collectively, “Virtus”), believe that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“Virtus RSUs”) with multi-year vesting, subject to Virtus board of directors’ approval. Following is a more detailed description of Virtus’ compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Base salary is determined using compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Annual incentive payments are based on targeted compensation levels, adjusted based on profitability, investment performance factors and a subjective assessment of contribution to the team effort. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. (Current benchmarks and/or peer groups are indicated in the table below.) Performance of the Funds managed is generally measured over one-, three- and five-year periods and an individual manager’s participation is based on the performance of each Fund/account managed.

Fund	Benchmark(s) and/or Peer Group
Health Sciences Fund	MSCI World Health Care Index

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI will be amended by removing the references to Mr. Pirsch and Mr. Chin. In addition, rows showing

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the information for Mr. Armbruster and Mr. Christensen will be added to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
Chris Armbruster[1]	Health Sciences Fund	None	None
Jon Christensen[1]	Health Sciences Fund	None	None

1 As of June 30, 2022. Mr. Armbruster and Mr. Christensen became Portfolio Managers of the Health Sciences Fund effective July 25, 2022.

All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the SAI dated October 28, 2021, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B HS Sub Changes (7/2022)

4

Virtus Income & Growth Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Summary Prospectus and for Statutory Prospectus for Virtus Investment Trust dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Income & Growth Fund (the “Fund”) will be effective July 25, 2022.

◾	Voya Investment Management Co., LLC, (“Voya”), will manage the Fund as subadviser.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and accordingly, all references to AllianzGI U.S. as subadviser of the Fund will be removed from the Fund’s prospectuses.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Fund’s portfolio will continue to manage the Fund with the same investment strategies and risks as currently disclosed, as employees of Voya.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus, will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Voya Investment Management Co., LLC (“Voya”).

Portfolio Management

>	Justin Kass, CFA, portfolio manager and senior managing director at Voya, has managed the fund since 2007.

>	Michael E. Yee, portfolio manager and managing director at Voya, has managed the fund since 2007.

>	David J. Oberto, portfolio manager and senior vice president at Voya, has managed the fund since 2020.

Under “The Adviser” on page 127 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be replaced with the following:

Virtus Income & Growth Fund	Voya

Under “The Subadvisers” beginning on page 128 of the statutory prospectus, the first and second paragraphs will be deleted. Additionally, the following disclosure will be added for Voya:

Voya is located at 230 Park Avenue, New York, NY 10169 and is a wholly-owned subsidiary of Voya Investment Management LLC (“Voya IM LLC”) a registered investment adviser, which in turn is a wholly-owned subsidiary of Voya Holdings Inc., which in turn is a wholly-owned subsidiary of Voya Financial, Inc., a publicly traded company.. Voya manages approximately $310.4 billion as of March 31, 2022, of which $253.2 billion is regulatory assets under management and $57.2 billion is model/emulation assets under control. Model/emulation assets refer to assets that Voya is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

In the “Portfolio Management” Section beginning on page 129 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and a new section will be added for Voya as follows:

Voya

Justin Kass, CFA. Mr. Kass, CFA, is a portfolio manager and a senior managing director with Voya, which he joined in July, 2022. He also serves as Chief Investment Officer and Co-Head of the Income & Growth team. He previously was a portfolio manager and a managing director at Allianz Global Investors, which he joined in 2000. He has portfolio management, research and trading responsibilities for the Income and Growth Strategies team. In 2003, Mr. Kass was promoted to portfolio management and began handling day-to-day portfolio manager responsibilities for the firm’s US Convertible strategy in 2005. He is also a lead portfolio manager for the firm’s Income & Growth strategy since its inception in 2007. In addition to management responsibility for institutional clients, Mr. Kass is responsible for managing multiple closed-end and open-end mutual funds. Previous to joining the firm, Mr. Kass interned on the Income and Growth Strategies team, adding significant depth to its proprietary Upgrade Alert Model. He has 23 years of investment-industry experience. Mr. Kass has a B.S. from the University of California, Davis, and an M.B.A. from the UCLA Anderson School of Management. He is a CFA charterholder.

Michael E. Yee. Mr. Yee is a portfolio manager and a managing director with Voya, which he joined in July, 2022. He previously was a portfolio manager and a managing director at Allianz Global Investors, which he joined in 1995. He has portfolio-management, research and trading responsibilities for the Income and Growth Strategies team. He is also a lead portfolio manager for the firm’s Income and Growth strategy since its inception in 2007. In addition, Mr. Yee is responsible for managing multiple closed-end and open-end mutual funds. Mr. Yee was previously an analyst for the Global and Systematic team with responsibilities focused on US large-cap equity strategies. In addition, he also worked in global portfolio administration and in client service. He has 27 years of investment-industry experience. Mr. Yee was previously a financial consultant for Priority One Financial/Liberty Foundation. He has a B.S. from the University of California, San Diego, and an M.B.A. from San Diego State University.

David J. Oberto. Mr. Oberto is a portfolio manager and senior vice president with Voya, which he joined in July, 2022. He previously was a portfolio manager and a director with Allianz Global Investors, which he joined in 2007. He has portfolio management, research and trading responsibilities for the Income and Growth Strategies team. He has been a portfolio manager for the firm’s US High Yield Bond strategy since 2017. In addition to management responsibility for institutional clients, Mr. Oberto is responsible for managing multiple closed-end and open-end mutual funds. He has 18 years of investment industry experience. Mr. Oberto was previously a portfolio administrator, a credit default swaps (CDS) account manager and a trade-closer for Bain Capital. He began his career as an intern at Gabelli Asset Management. Mr. Oberto has a B.S.B.A. with a concentration in finance and a minor in economics from Fordham University and an M.S. in finance from the D’Amore-McKim School of Business at Northeastern University.

All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the prospectuses dated October 28, 2021, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 I&G Sub Changes (7/2022)

2

Virtus Income & Growth Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)

for Virtus Investment Trust dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Income & Growth Fund (the “Fund”) will be effective July 25, 2022.

◾	Voya Investment Management Co., LLC, (“Voya”), will manage the Fund as subadviser.

◾	The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Fund’s portfolio will continue to manage the Fund with the same investment strategies and risks as currently disclosed, as employees of Voya.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and accordingly, all references to AllianzGI U.S. as subadviser of the Fund will be removed from the Fund’s SAI.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Fund’s portfolio will continue to manage the Fund with the same investment strategies and risks as currently disclosed, as employees of Voya.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed. In addition, the following entry will be added:

Voya	Voya Investment Management Co., LLC, subadviser to the Income & Growth Fund

Also in the “Glossary” the entry for “Income & Growth Fund” will be replaced as follows:

Income & Growth Fund	Virtus Income & Growth Fund

In the Non-Public Portfolio Holdings Information table on page 14 the following entry will be added:

Subadviser (Income & Growth Fund)	Voya	Daily, with no delay

Under “Proxy Voting Policies” beginning on page 98, the paragraph entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

Income & Growth Fund

Voya Investment Management LLC (“Voya IM LLC”) has adopted proxy voting policies, procedures and guidelines in an effort to ensure proxies are voted in the best interests of its clients and the value of the investment, and to address any real or perceived conflicts of interest in proxy voting. Proxies of the Funds will be voted subject to Voya IM LLC’s policy. Voya IM LLC’s Proxy Committee oversees the implementation of Voya IM LLC’s proxy voting procedures and guidelines including potential conflicts of interest. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Compliance Committee oversees the implementation of each Fund’s proxy voting procedures and guidelines.

Under “Subadvisers and Subadvisory Agreements” beginning on page 105, the section entitled “AllianzGI U.S.” will be removed. In addition, the following disclosure will be added:

Voya

Voya is located at 230 Park Avenue, New York, NY 10169 and is a wholly-owned subsidiary of Voya IM LLC a registered investment adviser, which in turn is a wholly-owned subsidiary of Voya Holdings Inc., which in turn is a wholly-owned subsidiary of Voya Financial, Inc., a publicly traded company. Voya manages approximately $310.4 billion as of March 31, 2022, of which $253.2 billion is regulatory assets under management and $57.2 billion is model/emulation assets under control. Model/emulation assets refer to assets that Voya is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

For its services as subadviser, VIA pays Voya a fee at the rate of 50% of the net advisory fee paid by the Income & Growth Fund.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” the rows for the Fund are replaced in their entirety with the following:

Income & Growth Fund	Justin Kass Michael E. Yee David J. Oberto

After the table, the header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the paragraph entitled “Compensation Structure for AllianzGI U.S.” will be removed. Additionally, the following paragraph will be added:

Compensation Structure for Voya

Voya IM’s compensation philosophy is to align compensation closely with performance and to leverage the variable side of the compensation equation. Annually, Voya IM LLC participates in comprehensive industry surveys and compares the relevant data to ensure that its compensation plans remain competitive.

Key investment professionals such as portfolio managers and traders are paid competitive base salaries, are eligible for discretionary bonuses, and generally participate in Voya IM LLC’s long-term compensation program.

Bonus Program

The overall design of the annual incentive plan for investment professionals was developed to tie pay to both portfolio performance and profitability and is structured to drive performance and promote retention of top talent. Individual bonus target awards are based on external market data and internal comparators.

Investment performance is measured on both relative and absolute performance in all areas, and performance goals are set to appropriately reflect requirements for the investment team. The results for overall Voya IM LLC include a review of firm profitability, team performance and the investment professional’s individual performance, all of which influence the outcome of the discretionary bonus award recommendation process. The measures for each team are reviewed annually by Voya IM LLC’s executive management, and include the measures of investment performance versus benchmark and peer groups over one-, three- and five-year periods, as well as contributions to Voya IM LLC’s revenue growth and profitability.

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Discretionary bonuses for non-investment professionals are structured similarly. The annual incentive bonus may be subject to deferral into a long-term compensation plan, as determined by the plan in effect at the time of payment.

Long-term Compensation

Voya IM LLC’s long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards. All senior investment professionals participate in the long-term compensation plan. Participants are eligible to receive annual awards determined by the Executive Leadership Team based largely on investment performance and their contribution to firm performance. Plan awards are based on the current year’s performance as defined by Voya IM LLC’s component of the annual incentive plan. Awards may include a combination of performance share units, restricted stock units, and/or a notional investment in a predefined set of Voya mutual funds. Awards are subject to a time-based vesting schedule.

All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the SAI dated October 28, 2021, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VIT 806B1 I&G Sub Changes (7/2022)

3

Virtus Mid-Cap Growth Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Investment Trust dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust’), for the Virtus Mid-Cap Growth Fund (the “Fund”) will be effective July 25, 2022.

◾	Silvant Capital Management LLC, (“Silvant”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	Michael A. Sansoterra, Sandeep Bhatia, PhD, CFA and Sowmdeb Sen will be added as portfolio managers of the Fund.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S., as subadviser of the Fund, and to Raymond F. Cunha, CFA and Jeffrey D. Parker, as portfolio managers of the Fund, will be removed from the Fund’s prospectuses.

◾	The Fund will be renamed the Virtus Silvant Mid-Cap Growth Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

The disclosure in the second sentence of the first paragraph under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $328 million and $46.5 billion as of June 30, 2022).

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus, will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Silvant Capital Management LLC (“Silvant”).

Portfolio Management

>	Michael A. Sansoterra, Chief Investment Officer and Senior Portfolio Manager of Silvant. Mr. Sansoterra has served as a portfolio manager of the fund since July 2022.

>	Sandeep Bhatia, PhD, CFA, Managing Director and Senior Portfolio Manager of Silvant. Mr. Bhatia has served as a portfolio manager of the fund since July 2022.

>	Sowmdeb Sen, Managing Director and Portfolio Manager of Silvant. Mr. Sen has served as a portfolio manager of the fund since July 2022.

In the section “More Information about Risks Related to Principal Investment Strategies” the disclosure under “Principal Investment Strategies” starting on page 89 of the statutory prospectus relating to the fund will be replaced with the following:

The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of medium-sized companies. The fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $328 million and $46.5 billion as of June 30, 2022). Under normal circumstances, the fund invests primarily in equity securities of U.S. companies, but may invest a portion of its assets in non-U.S. securities, including through American Depositary Receipts (ADRs). The fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs).

The portfolio managers employ a bottom-up, fundamental investment process to construct a diversified portfolio of U.S. mid-cap growth companies. The fundamental investment process is supported by a broad research platform. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services; and a sustainable competitive advantage. The portfolio managers sell securities as they deem appropriate, as necessary for redemption purposes, and generally when a stock meets or exceeds its price target, when better alternatives become available, or in response to an unsatisfactory progression of company fundamentals. Additionally, the portfolio managers take into consideration the market capitalization of fund holdings when weighing decisions to sell securities or to seek out opportunities within the fund’s target capitalization range.

Risk analysis and portfolio construction are central to the fund’s investment processes. Risk is assessed at the overall portfolio, country, industry, style and individual security levels using market- standard measures, such as tracking error, Sharpe ratio, information ratio, volatility, active share and portfolio beta. In addition, the portfolio managers augment these market-standard measures of risk with internal measures, using proprietary analysis to produce reports that provide a deeper perspective into the drivers of risk and return.

The fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The fund may be less likely to achieve its investment objective when it does so.

Under “The Adviser” on page 127 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be replaced with the following:

Virtus Silvant Mid-Cap Growth Fund	Silvant

Under “The Subadvisers” beginning on page 128 of the statutory prospectus, the first and second paragraphs will be deleted. Additionally, the following disclosure will be added for Silvant:

Silvant, an affiliate of VIA, is located at 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. Silvant is an investment adviser registered with the SEC. The firm was established in 2008 after 24 years functioning as the growth style investment management team of the firm now known as Virtus Fund Advisers, LLC. As of June 30, 2022, Silvant had approximately $669 million in assets under management. Silvant focuses on managing growth equity products for a diverse range of institutional clients.

In the “Portfolio Management” Section beginning on page 129 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and a new section will be added for Silvant as follows:

Silvant

Virtus Silvant Mid-Cap Growth Fund	Michael A. Sansoterra (since July 2022) Sandeep Bhatia (since July 2022) Sowmdeb Sen (since July 2022)
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Michael A. Sansoterra. Mr. Sansoterra currently serves as Chief Investment Officer of Silvant. Prior to joining the Silvant team, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from 2003 to 2007. He has worked in investment management since 1996.

Sandeep Bhatia, PhD, CFA. Mr. Bhatia currently serves as Managing Director of Silvant. He has been associated with Silvant or an affiliate since 2007. Prior to joining the Silvant team, Mr. Bhatia served as a Senior Research Analyst for Eagle Asset Management, focusing on the healthcare sector from 2005 to 2007. He has worked in investment management since 2000.

Sowmdeb Sen. Mr. Sen currently serves as a Managing Director of Silvant. He has been associated with Silvant or an affiliate since 2008. Prior to joining the Silvant team, Mr. Sen served as a Senior Research Analyst for Eagle Asset Management, focusing on the Financial Sector from 2000 to 2007. He has worked in investment management since 1999.

All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the prospectuses dated October 28, 2021, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 MCG Sub Changes (7/2022)

3

Virtus Mid-Cap Growth Fund
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)

for Virtus Investment Trust dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”),for the Virtus Mid-Cap Growth Fund (the “Fund”) will be effective July 25, 2022.

◾	Silvant Capital Management LLC, (“Silvant”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	Michael A. Sansoterra, Sandeep Bhatia, PhD, CFA and Sowmdeb Sen will be added as portfolio managers of the Fund.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S., as subadviser of the Fund, and to Raymond F. Cunha, CFA and Jeffrey D. Parker, as portfolio managers of the Fund, will be removed from the Fund’s SAI.

◾	The Fund will be renamed the Virtus Silvant Mid-Cap Growth Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed. In addition, the following entry will be added:

Silvant	Silvant Capital Management LLC, subadviser to the Mid-Cap Growth Fund
Silvant Funds	Collectively, Focused Growth Fund and Mid-Cap Growth Fund

Also in the “Glossary” the entry for “Mid-Cap Growth Fund” will be replaced as follows:

Mid-Cap Growth Fund	Virtus Silvant Mid-Cap Growth Fund

In the Non-Public Portfolio Holdings Information table on page 14 the following entry will be added:

Subadviser (Focused Growth Fund and Mid-Cap Growth Fund)	Silvant	Daily, with no delay

Under “Proxy Voting Policies” beginning on page 98, the paragraph entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

Silvant Funds

Silvant has a Proxy Committee (“Proxy Committee”) that is responsible for establishing policies and procedures designed to enable Silvant to ethically and effectively discharge its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Proxy Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all client accounts, funds and product lines.

Silvant votes all shares per the Silvant Proxy Guidelines unless the client chooses custom guidelines. In the case that a ballot item is not covered under the policy or is coded as case-by-case in Silvant’s guidelines, a research analyst or portfolio manager will review the available information and will utilize such information, along with his knowledge of the company, to make a vote recommendation to the Proxy Committee. The Proxy Committee members consider the information and recommendation, and will then vote on that ballot item. As reflected in the Silvant Proxy Policy, the Proxy Committee will affirmatively vote proxies for proposals that it deems to be in the best economic interest of its clients, as a whole, as shareholders and beneficiaries of those actions.

Due to Silvant’s diverse client base, product lines, and affiliations, Silvant’s Proxy Committee may determine a potential conflict exists in connection with a proxy vote based on applicable SEC guidelines. For these situations, the Committee will determine how to address the conflict and that may include voting strictly in accordance with policy and/or allowing the third-party service provider to vote in accordance with its guidelines. Additional conflicts of interests will be evaluated by the Committee on an individual basis. Although Silvant does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

Silvant utilizes the services of Institutional Shareholder Services, Inc. as its agent in the provision of certain administrative, clerical, functional recordkeeping, and support services related to Silvant’s proxy voting processes/ procedures, which include, but are not limited to:

1. The collection of proxy material from its clients’ custodians;

2. The facilitation of proxy voting, reconciliation, and disclosure, in accordance with Silvant’s Proxy Policy and the Proxy Committee’s direction; and

3. The facilitation of proxy voting, reconciliation, and disclosure, in accordance with Silvant’s Proxy Policy and the Proxy Committee’s direction; and

Shareholders may view Silvant’s complete Proxy Policy at https://www.silvantcapital.com/legal-information/legal-compliance or may obtain a copy of the complete Proxy Guidelines by contacting Silvant’s Proxy Voting Committee Administrator at (860) 263-4731 or proxyoperations@virtus.com.

Under “Subadvisers and Subadvisory Agreements” beginning on page 105, the section entitled “AllianzGI U.S.” will be removed. In addition, the following disclosure will be added:

Silvant

Silvant, an affiliate of VIA, is located at 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. Silvant is an investment adviser registered with the SEC. The firm was established in 2008 after 24 years functioning as the growth style investment management team of the firm that is now known as Virtus Fund Advisers, LLC. As of June 30, 2022, Silvant had approximately $669 million in assets under management. Silvant focuses on managing growth equity products for a diverse range of institutional clients.

For its services as subadviser, VIA pays Silvant a fee at the rate of 50% of the net advisory fee paid by each fund for which Silvant acts as subadviser.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” the rows for the Funds are replaced in their entirety with the following:

Mid-Cap Growth Fund	Michael A. Sansoterra Sandeep Bhatia Sowmdeb Sen
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After the table, the header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

The disclosure in the “Other Accounts (No Performance Based Fees)” table beginning on page 127 of the SAI will be amended by removing the rows for Mr. Cunha and Mr. Parker. In addition, rows showing the information for Mr. Sansoterra, Mr. Bhatia and Mr. Sen will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Sandeep Bhatia*	2	113.4	0	N/A	10	400.6
Michael Sansoterra*	2	113.4	0	N/A	3	157.3
Sowmdeb Sen*	0	N/A	0	N/A	3	157.3

*As of June 30, 2022.

The disclosure in the “Other Accounts Managed (with Performance-Based Fees)” on page 128 of the SAI will be amended by removing the rows for Mr. Cunha and Mr. Parker. In addition, rows showing the information for Mr. Sansoterra, Mr. Bhatia and Mr. Sen will be added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Sandeep Bhatia**	0	N/A	0	N/A	0	N/A
Michael Sansoterra**	0	N/A	0	N/A	1	3.5
Sowmdeb Sen**	0	N/A	0	N/A	0	N/A

**As of June 30, 2022.

Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the section entitled “Compensation Structure for AllianzGI U.S.” will be removed. Additionally, the following disclosure will be added:

Compensation Structure for Silvant

Portfolio manager compensation generally consists of base salary, bonus, and various employee benefits and may also include long-term stock awards, deferred cash, retention bonuses, and/or incentive guarantees. These components are tailored in an effort to retain high quality investment professionals and to align compensation with performance.

A portfolio manager’s base salary is determined by the individual’s experience, responsibilities within the firm, performance in the role, and market rate for the position.

Each portfolio manager’s bonus incorporates an evaluation of the Fund’s investment performance as well as other factors, including subjective factors. Investment performance may be evaluated directly against a peer group and/or benchmark, or indirectly by measuring overall business unit financial performance over a period of time. Where applicable, investment performance is determined by comparing a Fund’s pre-tax total return to the returns of the Fund’s peer group and/or benchmark over multi-year periods. Where portfolio managers are responsible for multiple Funds or other managed accounts, each product is weighted based on its size and relative strategic importance to the Subadviser. Other factors that may be considered in the calculation or payout of incentive bonuses include: adherence to compliance policies, risk management practices, sales/marketing, leadership, communications, corporate citizenship, and overall contribution to the firm. Bonuses are typically paid annually.

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Retention bonuses and/or incentive guarantees for a fixed period may also be used when the Subadviser deems it necessary to recruit or retain the employee.

All full-time employees of the Subadviser, including the Fund’s portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI will be amended by removing the references to Mr. Cunha and Mr. Parker. In addition, rows showing the information for Mr. Sansoterra, Mr. Bhatia and Mr. Sen will be added to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
Sandeep Bhatia[1]	Mid-Cap Growth Fund	None	None
Michael Sansoterra[1]	Mid-Cap Growth Fund	None	None
Sowmdeb Sen[1]	Mid-Cap Growth Fund	None	None

[1]	As of June 30, 2022. Mr. Bhatia, Mr. Sansoterra and Mr. Sen became Portfolio Managers of the Mid-Cap Growth Fund effective July 25, 2022.

All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the SAI dated October 28, 2021, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B MCG Sub Changes (7/2022)

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Virtus Small-Cap Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Small-Cap Fund (the “Fund”) will be effective July 25, 2022.

◾	Virtus Investment Advisers, Inc. (“VIA”), investment adviser of the Fund, will manage the Fund directly.

◾	Jie Wei will be added as portfolio manager of the Fund, joining Kunal Ghosh and Lu Yu, CFA, CIPM.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S., as subadviser of the Fund, and to Jeffrey D. Parker, Moritz Dufner and Mark W. Phanitsiri, as portfolio managers of the Fund, will be removed from the Fund’s prospectuses.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

The disclosure in footnote 3 under the table in “Fees and Expenses” will be replaced with the following:

(3)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.17% for Class A shares, 1.92% for Class C shares, 0.82% for Institutional Class shares, 0.92% for Class P shares and 0.77% for Class R6 shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the fund’s benchmark, the Russell 2000 Index (approximately $10.28 billion as of June 30, 2022). The fund’s principal investment universe includes micro-cap companies, which the portfolio managers consider to be those with market capitalizations generally in the bottom half of the benchmark. The portfolio managers generally seek exposure to smaller capitalization companies, including micro-cap companies, by employing three distinct small-cap strategies or “sleeves” for selecting individual stocks:

•	Quantitative Core. The Quantitative Core sleeve normally invests primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. The team’s quantitative investment process begins with a proprietary alpha model which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The team utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

•	Quantitative Growth. The growth sleeve is managed similar to the core sleeve but against a growth index. This sleeve normally invests primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. The team’s quantitative investment process begins with a proprietary alpha model which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The team utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

•	Managed Volatility. The Managed Volatility sleeve selects primarily common stocks of smaller-cap companies which in aggregate offer lower forecast risk and lower levels of correlation among the individual stocks. This focus may result in the sleeve outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance. This strategy utilizes both a quantitative and fundamental research process to make individual security and sector selection decisions.

The allocation of fund assets among the sleeves discussed above is set from time to time, may vary in size significantly from sleeve to sleeve and may periodically be adjusted through a collaborative effort among the portfolio managers. In addition to common stocks and other equity securities, the fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The fund may also invest a portion of its assets in real estate investment trusts (REITs). In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the fund may also utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the end of its most recent fiscal year, it may do so at any time.

The “Management” section in the summary prospectus and in the summary section of the statutory prospectus will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

Portfolio Management

>	Kunal Ghosh, Senior Portfolio Manager, Senior Managing Director and Chief Investment Officer, Virtus Systematic, of VIA, manages the Quantitative Core and Managed Volatility sleeves of the fund. He has been responsible for rebalancing the fund’s different sleeves and the fund’s investments in cash and cash equivalents since its inception in 2013.

>	Lu Yu, CFA, CIPM, Lead Portfolio Manager and Managing Director, Virtus Systematic, of VIA,, manages the Quantitative Core and Managed Volatility sleeves of the fund. She has managed the fund since 2018.

>	Jie Wei, Senior Portfolio Manager and Director, Virtus Systematic of VIA, manages the Quantitative Core, Quantitative Growth and Managed Volatility sleeves of the fund. He has managed the fund since July 2022.

In the section “More Information About Investment Objectives and Principal Investment Strategies” the disclosure under “Principal Investment Strategies” on page 98 of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the fund’s benchmark, the Russell 2000 Index (approximately $10.28 billion as of June 30, 2022). The fund’s principal investment universe includes micro-cap companies, which the portfolio managers consider to be those with market capitalizations generally in the bottom half of the benchmark. The portfolio managers generally seek exposure to smaller capitalization companies, including micro-cap companies, by employing three distinct small-cap strategies or “sleeves” for selecting individual stocks:

•	Quantitative Core;

•	Quantitative Growth; and

•	Managed Volatility.
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The allocation of fund assets among these sleeves is set from time to time and may periodically be adjusted at the discretion of the portfolio management team. Such allocations will not be equal and will typically reflect significant variation across the sleeves.

The portfolio managers consider whether to sell a particular security when a factor applicable to the relevant sleeve, or to the fund as a whole, materially changes or when a more attractive investment candidate is available. The fund may experience a high portfolio turnover rate as a consequence of the investment strategies associated with each sleeve and the portfolio managers’ optimization process.

The portion of the fund’s assets allocated to the Quantitative Growth sleeve is managed similar to the core sleeve but against a growth index. This sleeve normally invests primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. The team’s quantitative investment process begins with a proprietary alpha model which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The team utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

The portion of the fund’s assets allocated to the Quantitative Core sleeve will, under normal conditions, be invested primarily in common stocks of smaller-cap companies that are listed on U.S. exchanges. Members of the portfolio management team managing this sleeve believe that behavioral biases of investors contribute to market inefficiencies. Their quantitative investment process begins with a proprietary investment-return forecasting model which combines behavioral factors (which seek to capitalize on human behavioral biases (i.e., systematic tendencies) from financial analysts, company management and investors), with intrinsic and valuation factors (which are expected to provide tangible measures of a company’s true worth). The portfolio managers integrate this multi-factor approach with a proprietary risk model to construct the fund’s portfolio, with constraints at the individual security and industry level to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted on an individual company level to confirm the investment rationale and suitability before a purchase or sale. The portfolio managers consider whether to sell a particular security based on the attractiveness in the team’s relative performance (or “alpha”) model, an increase in stock-specific risk, or because the stock is highly correlated with other stocks in the portfolio. The integrated relationship between research and portfolio management combines the latest research from the academic and investment management communities with real-world portfolio management experience to attempt to maximize excess return opportunities within a framework that seeks to control risk. The investment approach is quantitative in nature, therefore the majority of research is conducted through alpha model, risk model and portfolio construction research. The Quantitative Core sleeve is designed to perform well over a variety of market conditions given its core style and modest reduction in risk relative to the benchmark.

The portion of the fund’s assets allocated to the Managed Volatility sleeve will, under normal conditions, be invested primarily in common stocks of smaller-cap companies which in aggregate offer lower forecast risk and lower levels of correlation among the individual stocks. This focus may result in the sleeve outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance that are typically led by growth oriented stocks with higher correlation to broader market movements. This strategy utilizes both a quantitative and fundamental research process to make individual security and sector selection decisions. Under the Managed Volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to beta, or risk in relation to the overall market, as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process for the Managed Volatility sleeve consists of multiple layers of review and analysis. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade-off between volatility and sources of outperformance relative to the benchmark. The Managed Volatility sleeve is designed to perform well during periods of volatile market conditions and protect capital on a relative basis through risk mitigation techniques.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The fund may invest up to 15% in non US securities trading in local markets and may invest without limit in American Depositary Receipts (ADRs). The fund may also invest a portion of its assets in real estate investment trusts (REITs). In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the fund may also utilize options, stock index futures contracts, warrants and other derivative instruments.

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In response to adverse market, economic, political and other conditions, the fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The fund may be less likely to achieve its investment objective when it does so.

Under “The Adviser” on page 127 of the statutory prospectus, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be removed.

Under “The Subadvisers” beginning on page 128 of the statutory prospectus, the first and second paragraphs will be deleted.

The row referencing the Fund in the table on page 129 of the statutory prospectus will be removed.

In the Portfolio Management Section beginning on page 129 of the statutory prospectus, the AllianzGI U.S. section will be deleted in its entirety, and a new section will be added for VIA as follows:

VIA

Virtus Small-Cap Fund	Kunal Ghosh (since 2013) Lu Yu, CFA, CIPM (since 2018) Jie Wei (since July 2022)

Kunal Ghosh. a Senior Portfolio Manager, Senior Managing Director and Chief Investment Officer, Virtus Systematic, with Virtus Investment Advisers, Inc., which he joined in 2022. He has 17 years of investment-industry experience. Previously, he was a managing director and head of the Systematic team with Allianz Global Investors. Mr. Ghosh was previously a research associate and portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. He has a B.Tech. from the Indian Institute of Technology, an M.S. in material engineering from the University of British Columbia and an M.B.A. from Cornell University.

Lu Yu, CFA, CIPM. Ms. Yu, CFA, CIPM, is a Senior Portfolio Manager and Managing Director, Virtus Systematic, with Virtus Investment Advisers, Inc. which she joined in July 2022. She has 18 years of investment-industry experience. Previously, Ms. Yu was a managing director and had portfolio-management and research responsibilities for the Systematic team with Allianz Global Investors. She was previously a risk analyst for Provident Advisors LLC. Ms. Yu has a B.S. from Nanjing University, China, and an M.S. from the University of Southern California and the National University of Singapore. She holds CFA and CIPM designations.

Jie Wei. Mr. Wei is a Senior Portfolio Manager and Director, Virtus Systematic, with Virtus Investment Advisers, Inc. which he joined in July 2022. He has been a portfolio manager and a director with Allianz Global Investors, which he joined in 2008. He has portfolio-management and research responsibilities for the Systematic team. Mr. Wei has 17 years of investment-industry experience. Previously, he was a quantitative strategist at GMN(GSA) Capital, where he built data systems for research, alpha generation and performance analysis. Before that, Mr. Wei was an intern with the fix-income research group at Barclays Global Investors, where he developed multi-factor risk models for US Treasury and Agency bonds. He has a B.S. from Wuhan University, China, an M S. from the National University of Singapore and an MFE degree from the University of California, Berkeley. Mr. Wei is a CFA charter holder.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated October 28, 2021, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 Small Cap Sub Changes (7/2022)

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Virtus Small-Cap Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Statement of Additional Information (“SAI”)
for Virtus Investment Trust dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Small-Cap Fund (the “Fund”) will be effective July 25, 2022.

◾	Virtus Investment Advisers, Inc. (“VIA”), investment adviser of the Fund, will manage the Fund directly.

◾	Jie Wei will be added as portfolio manager of the Fund, joining Kunal Ghosh, Lu Yu, CFA, CIPM.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S. as subadviser of the Fund, and to Jeffrey D. Parker, Moritz Dufner and Mark W. Phanitsiri as portfolio managers of the Fund, will be removed from the Fund’s SAI.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

In the “Glossary” beginning on page 3, the entries for “AllianzGI U.S.” and “AllianzGI U.S. Funds” will be removed.

Also in the “Glossary” the entry for the “Small-Cap Fund” will be replaced as follows:

Small-Cap Fund	Virtus Small-Cap Fund

In the Non-Public Portfolio Holdings Information table on page 14, the second entry will be removed.

Under “Proxy Voting Policies” beginning on page 98, the section entitled “AllianzGI U.S. Funds” will be removed.

In addition, the following disclosure will be added:

Emerging Markets Opportunities Fund and Small-Cap Fund

VIA has adopted proxy voting policies, procedures and guidelines (“Guidelines”) in an effort to ensure proxies are voted in the best interests of its clients and the value of the investment, and to address any real or perceived conflicts of interest in proxy voting. Proxies of the Funds will be voted subject to the Funds’ Policy and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the Funds. Any VIA representative identifying a conflict of interest in voting a proxy is required to immediately report the conflict of interest to VIA’s CCO who will determine a course of action. VIA’s Guidelines allow VIA to utilize a qualified, non-affiliated third-party vendor to review proxies and make voting recommendations on behalf of VIA’s clients consistent with the Guidelines. VIA may choose not to vote proxies in certain situations or for certain accounts, such as but not limited to the following:

●	When VIA deems the cost of voting would exceed any anticipated benefit to the respective client(s);
●	When a proxy is received for a security VIA no longer manages (i.e., VIA has previously sold the entire position); and/or
●	When the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security.

A complete copy of VIA’s Proxy Voting Guidelines is available by sending a written request to Virtus Investment Advisers, Inc., Attn: Chief Compliance Officer, One Financial Plaza, Hartford, CT 06103. Email requests may be sent to: david.fusco@virtus.com.

Under “Subadvisers and Subadvisory Agreements” beginning on page 105, the first paragraph will be replaced with the following:

The Adviser has entered into subadvisory agreements with respect to the Dividend Value Fund, Focused Growth Fund, Global Small-Cap Fund, Health Sciences Fund, Income & Growth Fund, International Value Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Value Fund and Technology Fund. Each subadvisory agreement provides that the Adviser will delegate to the respective subadviser the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the funds for which that subadviser provides subadvisory services. Each subadviser furnishes at its own expense the office facilities and personnel necessary to perform such services. The Adviser remains responsible for the supervision and oversight of each subadviser’s performance. Each subadvisory agreement will continue in effect from year to year if specifically approved by the Trustees, including a majority of the Independent Trustees. The subadvisory fees are paid by the Adviser out of its advisory fees from the funds. The Adviser has not delegated to subadvisers the investment management services with respect to the Emerging Markets Opportunities Fund and Small-Cap Fund.

The section entitled “AllianzGI U.S.” beginning on page 105 will be removed.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 125, the row for the Fund is replaced in its entirety with the following:

Small-Cap Fund	Kunal Ghosh Lu Yu, CFA, CIPM Jie Wei

After the table, the header “Potential Conflicts of Interest with Respect to AllianzGI U.S. and NFJ” will be renamed “Potential Conflicts of Interest.”

The disclosure in the “Other Accounts Managed (No Performance Based Fees)” table on page 127 of the SAI will be amended by removing the rows for Mr. Parker, Mr. Dufner and Mr. Phanitsiri. In addition, rows showing the information for Mr. Ghosh and Ms. Yu will be replaced, and rows showing the information for Ms. Wie will be added, to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Jie Wei*	1	250	0	N/A	0	N/A

*As of June 30, 2022.

The disclosure in the “Other Accounts Managed (With Performance Based Fees)” table on page 128 of the SAI will be amended by removing the rows for Mr. Parker, Mr. Dufner and Mr. Phanitsiri.

Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 128, the paragraph titled “Compensation Structure for AllianzGI U.S.” will be removed and replaced by the following paragraph:

Compensation Structure for VIA

Virtus believes that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“Virtus RSUs”) with multi-year vesting, subject to Virtus board of directors’ approval. Following is a more detailed description of Virtus’ compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Base salary is determined using compensation survey results of investment

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industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Annual incentive payments are based on targeted compensation levels, adjusted based on profitability, investment performance factors and a subjective assessment of contribution to the team effort. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. (Current benchmarks and/or peer groups are indicated in the table below.) Performance of the Funds managed is generally measured over one-, three- and five-year periods and an individual manager’s participation is based on the performance of each Fund/account managed.

Fund	Benchmark(s) and/or Peer Group
Small-Cap Fund	Russell 2000 Index

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI will be amended by removing the rows for Mr. Parker, Mr. Dufner and Mr. Phanitsiri. In addition, a row showing the information for Ms. Wie will be added to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
Jie Wei[6]	Small-Cap Fund	$10,001-$50,000	$10,001-$50,000

6 As of June 30, 2022. Mr. Wei became Portfolio Managers of the Small Cap Fund effective July 25, 2022.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated October 28, 2021, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B Small Cap Sub Changes (7/2022)

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